STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION - Restricted Stock, Restricted Stock Units and Performance Shares Units (Details) - $ / shares	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock, restricted stock units and performance share units granted, Weighted-Average Grant Price Per Share (in dollars per share)	$ 141.46	$ 94.60
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Restricted stock, restricted stock units and performance share units outstanding at June 30, 2017, Shares	260,964
Restricted stock, restricted stock units and performance share units granted, Shares	312,247
Restricted stock, restricted stock units and performance share units vested, Shares	(138,659)
Restricted stock, restricted stock units and performance share units forfeited, Shares	(19,862)
Restricted stock, restricted stock units and performance share units outstanding at June 29, 2018, Shares	414,690	260,964
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock, restricted stock units and performance share units outstanding at June 30, 2017, Weighted-Average Grant Price Per Share (in dollars per share)	$ 84.92
Restricted stock, restricted stock units and performance share units granted, Weighted-Average Grant Price Per Share (in dollars per share)	141.46
Restricted stock, restricted stock units and performance share units vested, Weighted-Average Grant Price Per Share (in dollars per share)	80.44
Restricted stock, restricted stock units and performance share units forfeited, Weighted-Average Grant Price Per Share (in dollars per share)	111.88
Restricted stock, restricted stock units and performance share units outstanding at June 29, 2018, Weighted-Average Grant Price Per Share (in dollars per share)	$ 127.70	$ 84.92
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Restricted stock, restricted stock units and performance share units outstanding at June 30, 2017, Shares	633,735
Restricted stock, restricted stock units and performance share units granted, Shares	193,321
Restricted stock, restricted stock units and performance share units vested, Shares	(173,505)
Restricted stock, restricted stock units and performance share units forfeited, Shares	(28,258)
Restricted stock, restricted stock units and performance share units outstanding at June 29, 2018, Shares	625,293	633,735
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock, restricted stock units and performance share units outstanding at June 30, 2017, Weighted-Average Grant Price Per Share (in dollars per share)	$ 81.81
Restricted stock, restricted stock units and performance share units granted, Weighted-Average Grant Price Per Share (in dollars per share)	123.13
Restricted stock, restricted stock units and performance share units vested, Weighted-Average Grant Price Per Share (in dollars per share)	66.48
Restricted stock, restricted stock units and performance share units forfeited, Weighted-Average Grant Price Per Share (in dollars per share)	97.97
Restricted stock, restricted stock units and performance share units outstanding at June 29, 2018, Weighted-Average Grant Price Per Share (in dollars per share)	$ 98.11	$ 81.81